Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

8. PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2019 and 2018, property, plant and equipment consist of:

	December 31,
	2019	2018
Office buildings	$4,822,303	$4,833,162
Electronic equipment, furniture and fixtures	5,029,249	4,385,548
Motor vehicles	242,265	225,101
Purchased software	15,538,161	13,321,814
	25,631,978	22,765,625
Less: accumulated depreciation	(13,796,462)	(11,166,209)
Property, plant and equipment, net	$11,835,516	$11,599,416

Depreciation expense for the year ended December 31, 2019, 2018, and 2017 were approximately $2.8 million, $2.9 million and $2.0 million, respectively.

Company’s office buildings, with net carry value of approximately $2.9 million, are used as collateral for its short-term bank loan.